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                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT C

                         SUPPLEMENT DATED JULY 16, 2002
                                     TO THE
                         PROSPECTUS DATED JULY 1, 2002
                                      FOR
                         MERRILL LYNCH CONSULTS ANNUITY


Effective following the close of business on July 16, 2002, the subaccount investing in the Roszel/Lazard International Portfolio will be closed to allocations of premiums and contract value.

If you have any questions about this change, please contact your Financial Advisor, or call or write the Service Center at (800) 535-5549, P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Contract prospectus for your reference.